CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Retained earnings (deficit)	Total
Beginning Balance at Dec. 31, 2018	$ 36	$ 6,458	$ 632	$ 7,126
Beginning Balance (in shares) at Dec. 31, 2018	35,562,105
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		80		80
Exercise of stock options (in shares)	650,000
Exercise of warrants		16		16
Exercise of warrants (in shares)	44,600
Reclassification warrant fair value at exercise to equity		70		70
Stock-based compensation		1,259		1,259
Reclassification of stock option fair value at exercise to equity		188		188
Expected tax loss of future stock compensation option exercises		179		179
Equity component of convertible debt issuance		564		564
Fair value of finders' warrants		58		58
Settlement of related party receivable	$ (1)	(2,190)		(2,191)
Settlement of related party receivable (in shares)	(1,461,392)
Net income (loss)			2,716	2,716
Ending Balance at Dec. 31, 2019	$ 35	6,682	3,348	10,065
Ending Balance (in shares) at Dec. 31, 2019	34,795,313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	50,000
Common share issuance, net	$ 16	9,595		9,611
Share issuance, net (in shares)	16,483,626
Stock-based compensation		548		548
Tax impact of equity component of convertible debt issuance		(388)		(388)
Equity component of convertible debt issuance		961		961
Fair value of finders' warrants		46		46
Settlement of performance share liability	$ 5	13,338		13,343
Settlement of performance share liability (in shares)	5,000,000
Settlement of Payables		40		40
Settlement of payables (in shares)	50,000
Net income (loss)			(15,036)	(15,036)
Ending Balance at Dec. 31, 2020	$ 56	$ 30,841	$ (11,688)	$ 19,209
Ending Balance (in shares) at Dec. 31, 2020	56,378,939